Financial instruments and financial risk management - Disclosure of maturity analysis for derivative financial liabilities (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade payables and accrued liabilities	$ 130,699	$ 383,785
Current Lease obligation	88,182	76,070
Lease obligation	129,212	217,394
Asset retirement obligations	275,000	200,000
Current liabilities	218,881	459,855
Non-current liabilities	444,212	$ 417,394
Within one year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accrued liabilities	130,699
Current Lease obligation	88,182
Loan	0
Asset retirement obligations	0
Current liabilities	218,881
Between one and five years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accrued liabilities	0
Lease obligation	129,212
Loan	40,000
Asset retirement obligations	0
Non-current liabilities	169,212
More than five years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accrued liabilities	0
Lease obligation	0
Loan	0
Asset retirement obligations	275,000
Non-current liabilities	$ 275,000